UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 31, 2009

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited)	May 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 15.1%
Internet & Catalog Retail - 0.5%
3,966,300	Liberty Media Holding Corp., Interactive Group, Series A Shares *	$23,242,518

Media - 14.3%
77,060	Ascent Media Corp., Class A Shares *	2,228,575
8,813,800	Cablevision Systems Corp., New York Group, Class A Shares	167,726,614
786,900	CBS Corp., Class B Shares	5,807,322
	Comcast Corp. :
1,895,600	Class A Shares	26,102,412
14,219,900	Special Class A Shares	184,858,700
	Discovery Communications Inc. :
770,600	Class A Shares *	17,299,970
770,600	Class C Shares *	16,059,304
	Liberty Global Inc. :
699,831	Series A Shares *	9,671,664
709,748	Series C Shares *	9,709,353
3,673,200	Liberty Media Corp. - Entertainment, Series A Shares *	88,744,512
793,300	Liberty Media Holding Corp., Capital Group, Series A Shares *	11,018,937
786,900	Viacom Inc., Class B Shares *	17,445,573
3,017,400	Walt Disney Co.	73,081,428
997,200	World Wrestling Entertainment Inc., Class A Shares	12,445,056

	Total Media	642,199,420

Specialty Retail - 0.3%
2,635,700	Charming Shoppes Inc. *	9,910,232

	TOTAL CONSUMER DISCRETIONARY	675,352,170

ENERGY - 22.7%
Energy Equipment & Services - 13.2%
1,227,000	Core Laboratories NV	116,491,380
2,020,901	National-Oilwell Varco Inc. *	78,047,196
19,249,650	Weatherford International Ltd. *	398,467,755

	Total Energy Equipment & Services	593,006,331

Oil, Gas & Consumable Fuels - 9.5%
8,900,155	Anadarko Petroleum Corp.	425,249,406

	TOTAL ENERGY	1,018,255,737

FINANCIALS - 2.6%
Capital Markets - 0.6%
1,348,400	Cohen & Steers Inc.	20,805,812
27,200	Goldman Sachs Group Inc.	3,932,304

	Total Capital Markets	24,738,116

Diversified Financial Services - 0.3%
1,337,722	Bank of America Corp.	15,076,127

Thrifts & Mortgage Finance - 1.7%
4,079,600	Astoria Financial Corp.	31,453,716
3,898,300	New York Community Bancorp Inc.	43,115,198

	Total Thrifts & Mortgage Finance	74,568,914

	TOTAL FINANCIALS	114,383,157

HEALTH CARE - 40.0%
Biotechnology - 23.6%
1,055,800	Alkermes Inc. *	8,594,212
6,074,100	Amgen Inc. *	303,340,554
135,875	AP Pharma Inc. *	119,570
6,868,400	Biogen Idec Inc. *	355,714,436
5,573,320	Genzyme Corp. *	329,606,145
952,000	Isis Pharmaceuticals Inc. *	13,137,600
1,714,200	Vertex Pharmaceuticals Inc. *	51,100,302

	Total Biotechnology	1,061,612,819

See Notes to Schedule of Investments.

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 2.7%
3,376,500	Covidien Ltd.	$120,608,580

Health Care Providers & Services - 7.6%
12,800,000	UnitedHealth Group Inc.	340,480,000

Pharmaceuticals - 6.1%
1,077,376	Anesiva Inc. *	323,213
1,457,900	BioMimetic Therapeutics Inc. *	12,056,833
7,252,600	Forest Laboratories Inc. *	171,814,094
725,720	Teva Pharmaceutical Industries Ltd., ADR	33,644,379
2,360,711	Valeant Pharmaceuticals International *	54,272,746

	Total Pharmaceuticals	272,111,265

	TOTAL HEALTH CARE	1,794,812,664

INDUSTRIALS - 7.2%
Aerospace & Defense - 3.6%
2,178,875	L-3 Communications Holdings Inc.	160,169,101

Construction & Engineering - 0.1%
145,850	Fluor Corp.	6,852,033

Industrial Conglomerates - 2.1%
3,376,500	Tyco International Ltd.	93,225,165

Machinery - 1.4%
2,529,800	Pall Corp.	64,965,264

	TOTAL INDUSTRIALS	325,211,563

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.4%
1,152,943	Arris Group Inc. *	13,973,669
611,972	Nokia Oyj (a)	9,360,169
2,651,628	Nokia Oyj, ADR	40,569,909

	Total Communications Equipment	63,903,747

Computers & Peripherals - 2.3%
267,700	LaserCard Corp. *	953,012
3,612,700	SanDisk Corp. *	56,574,882
4,917,690	Seagate Technology	42,833,080

	Total Computers & Peripherals	100,360,974

Electronic Equipment, Instruments & Components - 1.5%
250,000	Dolby Laboratories Inc., Class A Shares *	9,015,000
3,376,500	Tyco Electronics Ltd.	58,649,805

	Total Electronic Equipment, Instruments & Components	67,664,805

Semiconductors & Semiconductor Equipment - 4.8%
4,514,800	Broadcom Corp., Class A Shares *	115,037,104
1,178,500	Cree Inc. *	35,861,755
953,400	DSP Group Inc. *	6,912,150
2,973,500	Intel Corp.	46,743,420
669,200	Standard Microsystems Corp. *	12,340,048

	Total Semiconductors & Semiconductor Equipment	216,894,477

Software - 1.7%
997,200	Advent Software Inc. *	30,604,068
1,541,200	Autodesk Inc. *	33,074,152
617,300	Microsoft Corp.	12,895,397

	Total Software	76,573,617

	TOTAL INFORMATION TECHNOLOGY	525,397,620

MATERIALS - 0.9%
Metals & Mining - 0.9%
457,000	Freeport-McMoRan Copper & Gold Inc., Class B Shares	24,874,510

See Notes to Schedule of Investments.

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

SHARES	SECURITY	VALUE
Metals & Mining - 0.9% (continued)
400,000	Nucor Corp.	$17,564,000

	TOTAL MATERIALS	42,438,510

	TOTAL COMMON STOCKS (Cost - $3,524,279,138)	4,495,851,421

FACE AMOUNT
CORPORATE BONDS & NOTES - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
$252,305	Anesiva Inc., 7.000% due 4/28/10 (a)(b) (Cost - $252,305)	252,305

	TOTAL INVESTMENTS - 100.2% (Cost - $3,524,531,443#)	4,496,103,726
	Liabilities in Excess of Other Assets - (0.2)%	(8,949,313)

	TOTAL NET ASSETS - 100.0%	$4,487,154,413

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	May 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$4,496,103,726	$4,486,491,252	$9,360,169	$252,305

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of August 31, 2008	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$252,305
Transfers in and/or out of Level 3	—

Notes to Schedule of Investments (unaudited) (continued)

Balance as of May 31, 2009	$252,305

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,678,272,388
Gross unrealized depreciation	(706,700,105)

Net unrealized appreciation	$971,572,283

3. Derivatives Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 31, 2009, the Fund did not any derivative instruments.

4. Recent Accounting Pronouncement

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 24, 2009